Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2016-4

Collection Period	07/01/17-07/31/17
Determination Date	8/9/2017
Distribution Date	8/15/2017

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-04.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$990,581,982.80
2.	Collections allocable to Principal		$30,454,342.19
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,636,576.96
5.	Pool Balance on the close of the last day of the related Collection Period		$958,491,063.65
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		65,658
7.	Initial Pool Balance		$1,300,000,031.51
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$354,081,982.64	$321,991,063.49
	c. Class A-3 Note Balance	$428,000,000.00	$428,000,000.00
	d. Class A-4 Note Balance	$130,500,000.00	$130,500,000.00
	e. Class B Note Balance	$25,950,000.00	$25,950,000.00
	f. Class C Note Balance	$22,100,000.00	$22,100,000.00
	g. Class D Note Balance	$23,450,000.00	$23,450,000.00
	h. Note Balance (sum a - g)	$984,081,982.64	$951,991,063.49
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.8292318	0.7540774
	c. Class A-3 Note Pool Factor	1.0000000	1.0000000
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.7569861	0.7323008
10.	Overcollateralization Target Amount		$6,500,000.16
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$6,500,000.16
12.	Weighted Average Coupon	%	7.34%
13.	Weighted Average Original Term	months	66.12
14.	Weighted Average Remaining Term	months	53.14
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$6,071,576.33
	b. Liquidation Proceeds allocable to Finance Charge		$23.17
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$6,071,599.50
16.	Principal:
	a. Collections allocable to Principal		$30,454,342.19
	b. Liquidation Proceeds allocable to Principal		$710,745.28
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$31,165,087.47

17.	Total Finance Charge and Principal Collections (15d + 16d)	$37,236,686.97
18.	Interest Income from Collection Account	$24,591.86
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$37,261,278.83
Available Funds
21.	Available Collections	$37,261,278.83
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$37,261,278.83
Application of Available Funds
24.	Servicing Fee
	a. Monthly Servicing Fee	$825,484.99
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$825,484.99
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2 Monthly Interest	$357,032.67
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$357,032.67
	i. Class A-3 Monthly Interest	$499,333.33
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$499,333.33
	m. Class A-4 Monthly Interest	$174,000.00
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$174,000.00
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$41,520.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$41,520.00
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$41,621.67
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$41,621.67
32.	Tertiary Principal Distributable Amount	$2,140,918.99

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$56,866.25
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$56,866.25
34.	Quaternary Principal Distributable Amount	$23,450,000.00
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$27,586,777.90
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$6,500,000.16
38.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
39.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$6,071,599.50
	b. Total Daily Deposits of Principal Collections	$31,165,087.47
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$24,591.86
	e. Total Deposits to Collection Account (sum a - d)	$37,261,278.83
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$825,484.99
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$33,261,293.07
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,174,500.77
	f. Total Withdrawals from Collection Account (sum a - e)	$37,261,278.83
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$357,032.67
	c. Class A-3 Interest Distribution	$499,333.33
	d. Class A-4 Interest Distribution	$174,000.00
	e. Class B Interest Distribution	$41,520.00
	f. Class C Interest Distribution	$41,621.67
	g. Class D Interest Distribution	$56,866.25
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2 Principal Distribution	$32,090,919.15
	j. Class A-3 Principal Distribution	$0.00
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$33,261,293.07
44.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$32,447,951.82
	c. Class A-3 Distribution	$499,333.33
	d. Class A-4 Distribution	$174,000.00
	e. Class B Distribution	$41,520.00

f. Class C Distribution	$41,621.67
g. Class D Distribution	$56,866.25
h. Total Withdrawals from Note Payment Account (sum a - g)	$33,261,293.07

Certificate Payment Account Activity
45.	Deposits
	a. Excess Collections	$3,174,500.77
	b. Reserve Account surplus (Ln 55)	$2,240.31
	c. Total Deposits to Certificate Payment Account (sum a - b)	$3,176,741.08
46.	Withdrawals
	a. Certificateholder Distribution	$3,176,741.08
	b. Total Withdrawals from Certificate Payment Account	$3,176,741.08
Required Reserve Account Amount
47.	Lesser of: (a or b)
	a. $3,250,000.08	$3,250,000.08
	b. Note Balance	$951,991,063.49
48.	Required Reserve Account Amount	$3,250,000.08
Reserve Account Reconciliation
49.	Beginning Balance (as of end of preceding Distribution Date)	$3,250,000.08
50.	Investment Earnings	$2,240.31
51.	Reserve Account Draw Amount	$0.00
52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$3,252,240.39
53.	Deposit from Available Funds (Ln 42d)	$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$2,240.31
56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$3,250,000.08
57.	Reserve Account Deficiency (Ln48 - Ln56)	$0.00
Instructions to the Trustee
58.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59.	Amount to be paid to Servicer from the Collection Account	$825,484.99
60.	Amount to be deposited from the Collection Account into the Note Payment Account	$33,261,293.07
61.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$3,174,500.77
62.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
63.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$2,240.31
64.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
65.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$32,447,951.82
66.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$499,333.33
67.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$174,000.00
68.	Amount to be paid to Class B Noteholders from the Note Payment Account	$41,520.00
69.	Amount to be paid to Class C Noteholders from the Note Payment Account	$41,621.67
70.	Amount to be paid to Class D Noteholders from the Note Payment Account	$56,866.25
71.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$3,176,741.08

Net Loss and Delinquency Activity
		Number of Loans	Principal Balance
72.	Delinquency Analysis
	a. 31 to 60 days past due	1,162	$17,647,170.94
	b. 61 to 90 days past due	435	$6,995,486.12
	c. 91 to 120 days past due	186	$2,546,099.38
	d. 121 or more days past due	3	$47,933.92
	e. Total Past Due (sum a - d)	1,786	$27,236,690.36
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 72e / Ln 5)%		2.8416%

73.	Has a Delinquency Trigger Event occurred?		No

Current Collection Period Credit Loss Activity
		Number of Loans	Principal Balance

74.	Defaulted Receivables (charge-offs)	126	$1,636,576.96
75.	Liquidation Proceeds (recoveries)	133	$710,768.45
76.	Net Losses (Ln 74 - Ln 75)		$925,808.51
77.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 76 / Ln 1)%		0.0935%

Cumulative Credit Loss Activity
		Number of Loans	Principal Balance

78.	Defaulted Receivables (charge-offs)	722	$11,330,961.98
79.	Liquidation Proceeds (recoveries)	518	$4,320,417.77
80.	Cumulative Net Losses (Ln 78 - Ln 79)		$7,010,544.21
81.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 80 / Ln 7)%		0.5393%
82.	Average Net Loss on Defaulted Receivables		$9,709.90

Servicer Covenant
83.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,143,451,000.00
84.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on August 9, 2017.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer